Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-32501
Entity Registrant Name	REED’S, INC.
Entity Central Index Key	0001140215
Entity Tax Identification Number	35-2177773
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	501 Merritt 7 Corporate Park
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	(800)
Local Phone Number	997-3337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	REED
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false